UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 09289)

Exact name of registrant as specified in charter:	Putnam Tax Smart Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Tax Smart Equity Fund
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Advertising and Marketing Services (1.1%)
Omnicom Group, Inc.	48,620	$2,205,889

Aerospace and Defense (5.9%)
Alliant Techsystems, Inc. (NON)	2,400	254,040
Boeing Co. (The)	35,400	2,944,572
General Dynamics Corp.	28,300	2,390,218
L-3 Communications Holdings, Inc.	11,114	1,231,765
Lockheed Martin Corp.	12,392	1,337,345
United Technologies Corp.	51,600	3,787,956
		11,945,896

Automotive (2.2%)
Harley-Davidson, Inc.	29,900	1,213,342
Johnson Controls, Inc.	89,300	3,158,541
		4,371,883

Banking (5.1%)
Bank of America Corp.	128,854	5,714,675
M&T Bank Corp.	13,700	1,257,249
U.S. Bancorp	97,814	3,320,785
		10,292,709

Building Materials (0.6%)
Sherwin-Williams Co. (The)	22,159	1,267,716

Chemicals (1.0%)
Monsanto Co.	4,300	483,492
Potash Corp. of Saskatchewan (Canada)	11,216	1,580,110
		2,063,602

Commercial and Consumer Services (1.3%)
Alliance Data Systems Corp. (NON)	21,800	1,102,426
Dun & Bradstreet Corp. (The)	15,518	1,427,346
		2,529,772

Communications Equipment (3.3%)
Cisco Systems, Inc. (NON)	270,100	6,617,450

Computers (6.5%)
Apple Computer, Inc. (NON)	33,007	4,467,828
Dell, Inc. (NON)	110,000	2,204,400
EMC Corp. (NON)	81,700	1,296,579
Hewlett-Packard Co.	102,470	4,483,063
Research in Motion, Ltd. (Canada) (NON)	6,600	619,608
		13,071,478

Conglomerates (1.4%)
Danaher Corp.	37,200	2,769,540

Consumer Finance (2.8%)
Capital One Financial Corp.	102,704	5,629,206

Consumer Goods (0.3%)
Clorox Co.	11,000	674,520

Electronics (1.3%)
Amphenol Corp. Class A	56,000	2,236,640
General Cable Corp. (NON)	8,200	475,682
		2,712,322

Energy (0.4%)
Halliburton Co.	22,900	759,593

Financial (3.0%)
CME Group, Inc.	1,086	672,125
Fannie Mae	58,947	1,995,945
Freddie Mac	63,666	1,934,810
MGIC Investment Corp.	39,393	728,771
PMI Group, Inc. (The)	52,326	497,097
Radian Group, Inc.	36,112	330,064
		6,158,812

Health Care Services (5.6%)
Aetna, Inc.	61,664	3,284,225
Express Scripts, Inc. (NON)	22,135	1,493,891
Medco Health Solutions, Inc. (NON)	28,658	1,435,193
Quest Diagnostics, Inc.	40,844	2,014,426

UnitedHealth Group, Inc.	49,075	2,494,973
WellCare Health Plans, Inc. (NON)	13,084	614,817
		11,337,525

Insurance (4.6%)
Allstate Corp. (The)	26,600	1,310,582
American International Group, Inc.	82,557	4,553,844
Genworth Financial, Inc. Class A	120,485	2,932,605
Prudential Financial, Inc.	7,005	591,012
		9,388,043

Investment Banking/Brokerage (8.5%)
Bear Stearns Cos., Inc. (The)	12,959	1,170,198
Blackstone Group LP (The)	49,300	904,655
Franklin Resources, Inc.	28,318	2,951,585
Goldman Sachs Group, Inc. (The)	31,697	6,363,807
Lehman Brothers Holdings, Inc.	67,200	4,312,224
Merrill Lynch & Co., Inc.	28,000	1,579,200
		17,281,669

Lodging/Tourism (0.9%)
Carnival Corp.	15,700	698,490
Wyndham Worldwide Corp.	47,700	1,123,812
		1,822,302

Machinery (1.1%)
Caterpillar, Inc.	20,073	1,427,993
Terex Corp. (NON)	12,500	734,500
		2,162,493

Manufacturing (1.3%)
ITT Corp.	45,500	2,704,065

Medical Technology (2.0%)
Medtronic, Inc.	73,947	3,443,712
St. Jude Medical, Inc. (NON)	16,300	660,313
		4,104,025

Metals (0.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	10,000	890,300

Oil & Gas (8.3%)
Apache Corp.	15,300	1,460,232
ConocoPhillips	43,538	3,496,972
Devon Energy Corp.	17,200	1,461,656
Hess Corp.	15,974	1,450,918
Marathon Oil Corp.	42,400	1,986,440
Occidental Petroleum Corp.	31,300	2,124,331
Suncor Energy, Inc. (Canada)	18,707	1,758,084
Valero Energy Corp.	34,020	2,013,644
XTO Energy, Inc.	20,450	1,062,173
		16,814,450

Pharmaceuticals (0.9%)
Johnson & Johnson	27,700	1,752,302

Photography/Imaging (0.2%)
Xerox Corp.	27,000	415,800

Publishing (2.1%)
Idearc, Inc.	72,300	1,175,598
McGraw-Hill Cos., Inc. (The)	46,166	1,974,058
R. H. Donnelley Corp. (NON)	38,900	1,169,723
		4,319,379

Railroads (1.0%)
Burlington Northern Santa Fe Corp.	23,500	2,033,220

Real Estate (1.3%)
CB Richard Ellis Group, Inc. Class A (NON)	49,461	960,038
General Growth Properties, Inc. (R)	24,600	898,392
NVR, Inc. (NON)	1,338	844,947
		2,703,377

Regional Bells (0.2%)
Verizon Communications, Inc.	9,500	368,980

Restaurants (2.0%)
Burger King Holdings, Inc.	95,277	2,510,549
Darden Restaurants, Inc.	14,371	406,987
McDonald's Corp.	19,500	1,044,225
		3,961,761

Retail (8.9%)
Best Buy Co., Inc.	34,460	1,681,993

Costco Wholesale Corp.	23,500	1,596,590
CVS Caremark Corp.	138,340	5,404,944
JC Penney Co., Inc. (Holding Co.)	33,000	1,564,530
Nordstrom, Inc.	80,564	3,133,940
Safeway, Inc.	48,500	1,503,015
Staples, Inc.	134,000	3,207,960
		18,092,972

Software (5.9%)
Adobe Systems, Inc. (NON)	69,700	2,434,621
Akamai Technologies, Inc. (NON)	36,000	1,087,200
Autodesk, Inc. (NON)	22,300	917,645
Microsoft Corp.	116,500	3,797,900
Oracle Corp. (NON)	156,100	3,207,855
Red Hat, Inc. (NON)	21,200	396,016
VMware, Inc. Class A (NON)	2,900	164,285
		12,005,522

Technology Services (5.2%)
Accenture, Ltd. Class A (Bermuda)	71,764	2,484,470
Cognizant Technology Solutions Corp. (NON)	74,100	2,067,390
eBay, Inc. (NON)	61,131	1,643,813
Google, Inc. Class A (NON)	7,633	4,307,302
		10,502,975

Telephone (2.4%)
AT&T, Inc.	124,643	4,797,509

Transportation Services (0.4%)
Expeditors International of Washington, Inc.	18,800	889,052

Trucks & Parts (0.3%)
WABCO Holdings, Inc.	15,184	611,763

Total common stocks (cost $199,638,163)		$202,029,872

SHORT-TERM INVESTMENTS (0.1%)(a) (cost $138,983)
	Shares	Value

Putnam Prime Money Market Fund (e)	138,983	$138,983

TOTAL INVESTMENTS

Total investments (cost $199,777,146) (b)		$202,168,855

NOTES

(a) Percentages indicated are based on net assets of $202,619,799.

(b) The aggregate identified cost on a tax basis is $204,808,169, resulting in gross unrealized appreciation and depreciation of $16,068,826 and $18,708,140, respectively, or net unrealized depreciation of $2,639,314.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $8,098 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $9,458,329 and $9,393,979, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Smart Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008